Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 2,694,368	¥ 965,942
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments outstanding	1,593,439	249,273
Commitments to invest [Member]
Commitments [Line Items]
Commitments outstanding	¥ 14,413	¥ 13,273